SCHEDULE OF CHANGES IN VALUATION ALLOWANCE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Balance at the beginning of the year	¥ (487,834)	¥ (443,306)	¥ (335,339)
Additions	(12,264)	(44,528)	(107,967)
Balance at the end of the year	¥ (500,098)	¥ (487,834)	¥ (443,306)